Income Taxes - Effective income tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Profit (loss) before tax					$ 85,708	$ (409,440)
Statutory income tax rate					21,427	(85,982)
Effect of preferential tax rates for high-technology					(133,538)
Non-deductible expenses					47,067
Effect of deferred income tax arising from operating lease					(984)
Utilization of previous year’s tax loss					(201,057)
Recognition of unrecognized deferred tax assets arising from previous year’s tax loss					(115,561)
Effect of different tax jurisdictions					37,468
Effect of reversal of deferred tax liability arising from acquisition					(27,514)
Increase in valuation allowance					255,102	85,982
Income tax expense	$ 13,647		$ (110)		(117,590)
Beginning balance				$ 370,756	370,756	274,077
Ending balance					$ 625,858	$ 360,059